Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:
Equipment	$429,330	$446,189
Computers	11,060	4,949
Office furniture	17,010	11,949
Leasehold improvements	12,918	22,000

	470,318	485,087

Accumulated depreciation:	377,419	359,539

Property and equipment, net	$92,899	$125,548